UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22214

Advanced Equities Late Stage Opportunities Fund I, LLC
(Exact name of registrant as specified in charter)

311 S. Wacker Drive, Suite 1650 Chicago, IL    60606
(Address of principal executive offices)      (Zip code)

Bryon Crowe - Advanced Equities, Inc. 311 S. Wacker Drive, Suite 1650

Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-377-5300

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

ANNUAL REPORT

DECEMBER 31, 2012

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I LLC

March 15, 2013

Dear Shareholders:

We are providing you with the 2012 Annual Report of the Advanced Equities Late Stage Opportunities Fund I LLC, (“Fund”). You are being provided this report as part of the Fund’s registration with the Securities and Exchange Commission, (“SEC”) as a Registered Investment Company. The Fund was registered with the SEC on July 7, 2008.

Investment Strategy:

The investment strategy for the Fund has not changed in the last 12 months.

Portfolio Companies:

The Fund has investments in two Portfolio Companies; Alien Technology Corporation and Ygnition Networks, Inc.

Annual Activity:

The Fund had no new capital contributions or investment activity in 2012.

Realized Gain or Loss:
The Fund had a realized gain of $148,270 resulting from the adjustment to the escrow receivable allowance.

Unrealized Gain or Loss:
Due to accounting standards announcement ASC 820, assets are required to be priced at fair value for reporting purposes.  This may create an unrealized gain or loss to be reported to the SEC. This unrealized gain or loss shall not be reported to the IRS for tax purposes. Additionally, your investment in the Fund for custodial reporting and quarterly confirms shall remain at cost.

Shareholder Statement Frequency:
A statement summarizing the client Fund account at cost is sent quarterly. In addition, a confirmation is sent whenever a transaction occurs. Transactions include contributions of additional capital.

Questions about your investment:
For any questions about your account statement or the Fund, please call 312.377.5290.

Sincerely,

Byron Crowe

President

Advanced Equities Late Stage Opportunities Fund I, LLC
PORTFOLIO OF INVESTMENTS
December 31, 2012

	Shares	Fair Value
Common Stock - 0.7%
Technology - 0.7%
Alien Technology Corp. (1)(2)(3)(4)	11,611	$ 30,189
(Cost $11,610,982)

Convertible Preferred Stock - 61.6%
Technology - 61.6%
Ygnition Networks, Inc.	9,207,897	-
8% Series D Preferred voting (1)(2)(3)(4)
Alien Technology Corp.	601,494	2,321,767
8% Series A Preferred voting (1)(2)(3)(4)
Alien Technology Corp.	156,369	586,384
8% Series B Preferred voting (1)(2)(3)(4)
Total Convertible Preferred Stock		$ 2,908,151
(Cost $11,596,871)

Warrants - 0.0%	Warrants
Alien Technology Corp.
Common Stock (1)(2)(3)(4)	469	$ -
Alien Technology Corp.
8% Series B Preferred Stock (1)(2)(3)(4)	156,369	365
Total Warrants		$ 365
(Cost $0)

Total Investments - 62.3%		$ 2,938,705
(Cost $23,207,853)

(1) Security not registerd under the Securities Act of 1933, as amended (i.e. the security was purchased in a Rule 144A or a Reg. D transaction).  The security may be resold only pursant to an exemption from registration under the 1933 Act typically to qualified institutional buyers.  The Fund generally has no rights to demand registration of these securities.  These securities represent 62.3% of the Fund's net assets.

(2) Investment in a restricted security, valued at fair value as determined in good faith in accordance with procedures adopted by the sole Director.  It is possible that the estimated value may differ significantly from the amount that might ultimately be delivered in the near term, and the difference could be material.  The fair value of these securities represent 62.3% of the Fund's net assets.

(3) Affiliated Issuers

(4) Non-income producing security

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012

ASSETS
Investments - affiliated issuers
At cost	$ 23,207,853
At fair value	$ 2,938,705
Escrow receivable for investments sold (net of allowance of $33,082)	1,780,436
Interest receivable	774
TOTAL ASSETS	4,719,915

LIABILITIES
Other liabilities	1,294
TOTAL LIABILITIES	1,294

NET ASSETS	$ 4,718,621

Net Assets Consist Of:
Members' capital contributions less syndicate costs	$ 21,940,352
Accumulated net investment income	774
Net unrealized depreciation of investments	(20,269,148)
Accumulated net realized gain from investment transactions	3,046,643
NET ASSETS	$ 4,718,621

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012

INVESTMENT INCOME
Interest	$ 774
TOTAL INVESTMENT INCOME	774

NET INVESTMENT INCOME	774

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from adjustments to escrow allowance (Note 3)	$ 148,270
Net change in unrealized depreciation on investments in affiliated issuers (Note 12)	$ (34,649)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	113,621

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 114,395
See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
FROM OPERATIONS
Net investment income	$ 774	$ -
Net realized gain from investments and adjustments to escrow allowance (Note 3)	148,270	2,898,373
Net change in unrealized appreciation (depreciation) on investments
in affiliated issuers (Note 12)	(34,649)	5,359,062
Net increase in net assets resulting from operations	114,395	8,257,435

FROM CAPITAL TRANSACTIONS
Capital contributions from members	-	617,667
Distributions to members	-	(12,200,983)
Net increase (decrease) in net assets resulting from capital transactions	-	(11,583,316)

NET INCREASE (DECREASE) IN NET ASSETS	114,395	(3,325,881)

NET ASSETS
Beginning of Year	4,604,226	7,930,107
End of Year	$ 4,718,621	$ 4,604,226

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 114,395
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities
Net realized gain from adjustments to escrow allowance	(148,270)
Net change in unrealized appreciation / depreciation on investments	34,649
Increase in interest receivable	(774)
Net cash provided by operating activities	-

Net increase in cash	-
Cash, Beginning of Year	$ -
Cash, End of Year	$ -

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
FINANCIAL HIGHLIGHTS
The following represents ratios to average net assets and other supplemental information for the years indicated:

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009		December 31, 2008

Ratio of total expenses to average
net assets	0.00%		0.00%		0.00%		0.00%		0.00%
Ratio of net investment income to
average net assets	0.02%		0.00%		0.00%		0.00%		0.00%

Portfolio Turnover Rate	0%		10%		0%		0%		0%
Total return	2.48%	*	132.32%	*	215.69%	*	(90.69)%	*	(22.49)%

Net assets, at end of year (000's)	$ 4,719		$ 4,604		$ 7,930		$ 2,339		$ 23,890

*

Since the Fund is not unitized, these figures represent an internal rate of return for each year for the Fund as a whole computed on the beginning members' equity, total capital contributions, distributions, and ending members' equity.

See accompanying notes to financial statements.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS

Year Ended December 31, 2012

1.                           ORGANIZATION

Advanced Equities Late Stage Opportunities Fund I, LLC (the “Fund”), was organized as a limited liability company in Delaware on April 18, 2005.  The business of the Fund is purchasing, selling, investing in and otherwise dealing with capital stock of Alien Technology Corp and Ygnition Networks, Inc. (collectively the “Portfolio Companies”) and, dealing with any monies, securities or other consideration paid or received with respect thereto, and engaging in any and all other activities that are incidental to such purposes as determined by the Managing Members of the Fund.  The Managing Members of the Fund are principals and shareholders of Advanced Equities Financial Corp., a corporation which is the sole shareholder of Advanced Equities, Inc. (“AEI”)  On July 8, 2008, the Fund registered with the SEC as a closed-end, non-diversified investment company under the Investment Company Act of 1940 (the “Act”).   As a registered investment company, the Fund is subject to the Act and the related rules, which contain detailed requirements for the organization and operation of investment companies.

2.                           SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

(a)                          Valuation of Investments

Fair Value of Financial Instruments - The value of each security held by the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to the policies established by the sole Director.  The Fund’s investments are subject to the terms and conditions of the respective offering memoranda of the Portfolio Companies, as appropriate.  The Fund’s investments in the Portfolio Companies are carried at fair value as determined by the Fund’s management under the supervision of the Director.  All valuations utilize financial information supplied by each Portfolio Company.  The Fund’s valuation procedures require management to consider all relevant information available at the time the Fund values its portfolio including recent transactions in stock of the Portfolio Companies, the financial performance of the Portfolio Companies and revenue and earnings multiples of comparable companies.

In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods into the three levels detailed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2012

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ -	$ -	$ 30,189	$ 30,189
Convertible Preferred Stock	-	-	2,908,151	2,908,151
Warrants	-	-	365	365
Total	$ -	$ -	$ 2,938,705	$ 2,938,705

As noted above, the Statement of Assets and Liabilities includes investments with a value of $2,938,705 (62.3% of net assets) as of December 31, 2012, whose values have been determined based upon Level 3 inputs utilizing policies established by the Fund’s sole Director. Because of the inherent uncertainty surrounding Level 3 inputs used in the valuation process, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Preferred Stock	Warrants	Total
Beginning balance	$ 9,869	$ 2,963,485	$ -	$ 2,973,354
Change in unrealized appreciation (depreciation)	20,320	(55,334)	365	(34,649)
Purchases	-	-	-	-
Exchanged	-	-	-	-
Proceeds from sales	-	-	-	-
Net realized gain	-	-	-	-
Transfers in/out of Level 3	-	-	-	-
Ending balance	$ 30,189	$ 2,908,151	$ 365	$ 2,938,705

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments held at December 31, 2012 is $(34,649).

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2012

The Fund did not have any transfers into or out of Level 1, 2 and 3 during the year ended December 31, 2012.  It is the Fund’s policy to recognize transfers between levels as of the end of the reporting period.

The Fund reviews the valuation of its portfolio holdings that have not been involved in a qualifying external event such as an IPO or other private sale of securities on a quarterly basis to determine if the value of the securities may have increased or decreased since the last valuation measurement date. Valuations of Fund portfolio holdings were prepared by a three member Valuation Committee appointed by the Board of Directors of the Fund until the third quarter of 2012. Two of the three members of the Valuation Committee were laid off in November 2012.  Currently the Valuation Committee consists of one member.  At end of each quarter, the Valuation Committee presents its findings to the Board for review.

The Fund’s Board of Directors consisted of three independent Directors and two interested Directors until August 14, 2012.  On August 14, 2012, the Independent Directors resigned and one of the Interested Directors was removed leaving one sole Director for the Fund.  Due to these changes, the third and fourth quarter valuation memos were prepared by the one valuation committee member and presented to the sole director of the Fund for approval.

The Valuation Committee generally seeks to value the Fund’s holdings at the market price as determined by a recent financing (generally around 0‐6 months). In situations where market evidence is unavailable, the Committee will seek to make use of valuation comparisons to comparable public companies and other standard industry valuation techniques. Generally this process involves determining an average enterprise value/revenue multiple for a group of publicly traded competitors or companies within the same industry and then applying it to the underlying portfolio company’s trailing 12 month revenues. After determining an enterprise value for the portfolio company, the Committee generally then applies a lack of marketability discount of between 0.0%‐35.0% to the determined enterprise value to account for the illiquidity of the securities. Any warrant and options positions held by the Fund will be valued using the Black‐Scholes options pricing model with the implied equity value input being derived using the above procedure.

The valuation techniques and related significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of December 31, 2012 were as follows:

Type of Investments	Value at 12/31/2012	Valuation Techniques	Unobservable Inputs	Range	Weighted Average of Unobservable Inputs	Impact to Valuation from an Increase in Input	Impact to Valuation from a Decrease in Input
Common Shares
	30,189	Market Comparable Companies	Revenue Multiple	0.90X - 11.0X	3.90X	Increase	Decrease
			Discount for Lack of Marketability	15.0% - 35.0%	35.00%	Decrease	Increase
Convertible Preferred Shares
	2,908,151	Market Comparable Companies	Revenue Multiple	0.90X - 11.0X	3.90X	Increase	Decrease
			Discount for Lack of Marketability	15.0% - 35.0%	35.00%	Decrease	Increase
Warrants
	365	Black-Scholes	Term	33-210 days	119 days	Increase	Decrease
			Volatility	53.65%	53.65%	Increase	Decrease

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2012

The valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for the Fund’s securities.  The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material.  In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned.

(b)               Use of Estimates - The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)               Securities Transactions and Income Recognition - Securities transactions are recorded on trade date or as of the closing date of any privately placed investment offering in which the Fund participates. To the extent that the Fund makes a payment on a privately placed investment offering in advance of the closing date, the amount is reflected as Investment subscriptions funded in advance in the financial statements.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

(d)               Allocations of Gains and Losses - In accordance with the Fund’s Limited Liability Agreement (“Operating Agreement”) realized gains and losses on the disposition of securities of the Portfolio Companies, either through a private sale for cash or publicly traded securities, an initial public offering resulting in a liquid market for such securities or the liquidation of a Portfolio Company, are allocated to the Members’ capital accounts in accordance with their proportionate participation percentage in the offering of the securities disposed (a “Liquidity Event”).

(e)               Income Taxes - The Fund is treated as a partnership for Federal and State income tax purposes.  No provision is made for income taxes in the accompanying financial statements since the Fund is not subject to income taxes.  The Members are required to include their proportional share of income or loss in their tax returns.

The Fund follows the provisions in GAAP that provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a “more-likely-then-not” threshold would be recorded as a tax expense or reduction in a tax benefit. The Fund recognizes interest and penalties, if any, related to tax expense as income tax expense in the Statement of Operations. Management of the Fund has reviewed all taxable years that are open for examination by the taxing authorities of all relevant jurisdictions (including the Internal Revenue Service). As part of this review, management has evaluated all of the Fund’s tax positions taken or expected to be taken on the Fund’s tax filings and has determined that none of them are uncertain. As of December 31, 2012, the tax years ended December 31, 2009-2012 remain open. No examination of the Fund’s tax filings is presently in progress.

(f)                   Indemnification - In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties.  Future events could occur that lead to the execution of these provisions against the Fund.  Based on the history and experience, management believes the likelihood of such an event is remote.

3.                          CAPITAL CONTRIBUTIONS AND DISTRIBUTIONS

The Fund is not unitized and therefore does not issue shares representing its Membership interests.  Instead, as described in Note 2(d), above, Members participate in the Fund’s original investments in the Portfolio Companies in accordance with their proportionate participation percentage in the initial capital of the Fund.  In addition, from time to time, the Fund is offered the opportunity to participate in follow-on investments in the Portfolio Companies.  The Fund makes capital calls to the Members in order to participate in such follow-on investments.  Members participate in such capital calls on a voluntary basis and may refrain from participation.  Any income, expense, gain or loss resulting from such follow on investments are allocated to the members based upon their participation percentage in each specific follow-on investment.  The Fund has been notified by the Securities and Exchange Commission (the “Commission”), that it believes the structure of the Fund’s Members’ Capital is in violation of Section 18 of the Act.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2012

During the year ended December 31, 2011, the Fund sold all of its of its Series A-1 and Series B preferred stock and Series A-1 preferred stock warrants in Force10 Networks, Inc. (“Force10”) to Dell, Inc. (“Dell”). The total consideration received for these securities was $14,008,617. Pursuant to the Merger Agreement between Dell and Force10, the aggregate merger consideration paid to the Fund for its Force10 shares was subject to an escrow holdback of $1,806,350 and a Shareholder Representatives Service (“SRS”) holdback of $7,168.  The funds held in escrow holdback serve to indemnify Dell from any unforeseen expenses or misstatements of fact by Force10 and the funds held in SRS holdback serve to cover the any expenses incurred by the SRS agent as part of the merger.  It is anticipated that the Fund will receive a distribution of $1,781,210, compromised of $1,780,436 in principal and $774 in interest from the escrow holdback fund in March 2013.  When updated information from the escrow agent regarding the distribution was furnished, an adjustment of $148,270 was applied to escrow allowance for the year ended December 31, 2012, resulting in an allowance of $33,082.  There were no capital contributions or distributions for the year ended December 31, 2012.

4.                          COMPENSATION

The Managing Members are not entitled to any salary or other compensation for acting as Managing Members of the Fund.

The Fund offered two membership classes.   Class A interests have no front-end load, and no back end fee.   Class B members were charged a 6% front-end load on their initial capital contributions made at the inception of the Fund, but not on subsequent capital contributions made in conjunction with follow-on investments in the Portfolio Companies.  The front-end load was paid to AEI.  Further Class B members may be charged a 5% back end fee due upon a Transfer Event as defined in the Operating Agreement.   A Transfer Event occurs when the Fund distributes to the Class B members an amount in excess of the sum of (i) their original subscription amounts and (ii) any additional capital contributions paid.   Upon the occurrence of a Transfer Event, the Managing Members will cause the 5% back end fee to be paid to AEI on the excess of the amount distributed over and above each member’s aggregate capital contributions.

5.                          EXPENSES

The Managing Members shall pay the ordinary fees and expenses incurred in connection with the Fund’s business that are not paid by the Portfolio Companies including, without limitation, fees and expenses incurred prior to, and in connection with, the formation of the Fund, the offering of the membership interests, and the acquisition of the securities of the Portfolio Companies.

6.                          DIRECTORS AND OFFICERS

The Fund’s sole Director has overall responsibility for monitoring and overseeing the investment program of the Fund, its management and operations.  The Fund directors consisted of three independent Directors and two interested Directors until August 14, 2012.  The Independent Directors were each paid an annual retainer of $10,000 each plus reasonable out‐of‐pocket costs until their resignation on August 14, 2012.  In addition, one of the Interested Directors was removed on August 14, 2012 leaving a single Director of the Fund.  Such fees were paid by the Managing Members.

Certain officers of the Fund are affiliated with the Managing Members of the Fund.  Such officers receive no compensation from the Fund for serving in their respective roles.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2012

7.                          RISK FACTORS

There is a limitation on the rights of redemption from the Fund.  Additionally the Membership interests will not be traded on any security exchange or any other market and will be subject to substantial restrictions on transfer.  The Portfolio Companies are highly illiquid and involve substantially more risk than liquid securities as the Fund may not be able to dispose of the illiquid securities if their investment performance deteriorates.  There is no secondary market for any of these investments at this time, and the Managing Members see no secondary market being created for these investments in the future.

8.                          PURCHASES AND SALES OF SECURITIES

There were no Purchases or Sales of investments for the year ended December 31, 2012.

9.                           INVESTMENTS IN RESTRICTED OR ILLIQUID SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  An investment company may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the sole Director.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2012, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares/Par	Cost	Value	% of Net Assets
Alien Technology Corp., Common Stock	01/28/10	11,611	$ 11,610,982	$ 30,189	0.64%
Alien Technology Corp., 8% Series A Preferred Stock	01/28/10	601,494	1,211,283	2,321,767	49.20%
Alien Technology Corp., Common Stock Warrants	01/28/10	469	-	-	0.00%
Alien Technology Corp., Series B Preferred Stock Warrants	2/2/11-7/29/11	156,369	-	365	0.01%
Alien Technology Corp., 8% Series B Preferred Stock	02/01/11	156,369	617,667	586,384	12.43%
Ygnition Networks, Inc., 8% Series D Preferred Stock	04/18/05	9,207,897	9,767,921	-	0.00%
			$ 23,207,853	$ 2,938,705

10.        RELATED PARTY TRANSACTIONS

AEI, an affiliate of the Fund, acts as placement agent of the Fund.  AEI doesn’t collect an investment banking fee on purchases of Portfolio Company securities by the Fund.

Other investment companies affiliated with AEI may also maintain investments in the same Portfolio Companies owned by the Fund (See Note 12).

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2012

11.                   INCOME TAXES

As of December 31, 2012, the components of accumulated deficit on a tax basis were as follows:

Accumulated net investment income	$774
Accumulated net realized gain from investments	$3,046,643
Net unrealized depreciation on investments	$(20,269,148)
Net accumulated deficit	$(17,221,731)

As of December 31, 2012, the net unrealized depreciation based on cost for Federal income tax purposes of $23,207,853 was as follows:

Gross unrealized appreciation	$1,110,849
Gross unrealized depreciation	(21,379,997)
Net unrealized deprecation	$(20,269,148)

12.                   AFFILIATE ISSUERS

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of, or voting power over 5% or more of the outstanding voting share or (b) control of or common control under, another Fund or persons.  Transactions with affiliates for the year ended December 31, 2012 were as follows:

	Number of Shares/Par Held				Value As of	Cost		Value As of
Name of Issuer	December 31,	Gross	Gross	December 31,	December 31,	Gross	Gross	December 31,
	2011	Additions	Reductions	2012	2011	Additions	Reductions	2012
Alien Technology Corp.,	156,369	-	-	156,369	$ 617,658	$ -	$ -	$ 586,384
8% Series B Preferred
Alien Technology Corp.,	601,494	-	-	601,494	2,345,827	-	-	2,321,767
8% Series A Preferred
Alien Technology Corp.,	11,611	-	-	11,611	9,869	-	-	30,189
Common Stock
Ygnition Networks, Inc.	9,207,897	-	-	9,207,897	-	-	-	-
8% Series D Preferred
Alien Technology Corp.,	469	-	-	469	-	-	-	-
Common Stock Warrants
Alien Technology Corp.,	156,369	-	-	156,369	-	-	-	365
Series B Preferred Stock Warrants
					$ 2,973,354	$ -	$ -	$ 2,938,705

13.                 RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact the amendments may have on the Fund’s financial statements.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2012

 14.                 SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of assets and liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

It is anticipated that the Fund will receive a distribution of $1,781,210 in March 2013 from the escrow holdback fund administered by SRS.  Upon receipt, these funds will be distributed on a pro-rata basis to the Members of the Fund.

In view of the Commission’s assertion that the Fund is in violation of Section 18 of the Act, and as a potential remedy to this possible violation, it is anticipated that the Fund will withdraw its status as a Registered Investment Company with the SEC in 2013.  In conjunction with this withdrawal process, the sole Director intends to use his best efforts to facilitate the closure of the Fund via either a pro-rata distribution of the Fund’s assets to its Members or through the placement of the Fund’s assets into a liquidating trust for the benefit of the Fund’s Members.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Sole Director of

Advanced Equities Late Stage Opportunities Fund I, LLC

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Advanced Equities Late Stage Opportunities Fund I, LLC, as of December 31, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended December 31, 2008 were audited by other auditors whose report dated March 17, 2009, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and/or issuing companies.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Advanced Equities Late Stage Opportunities Fund I, LLC, as of December 31, 2012, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements include securities valued at $2,938,705 (62.3% of net assets) whose fair values have been estimated under procedures established by the Fund’s Sole Director, in the absence of readily ascertainable market values. These estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

BBD, LLP

Philadelphia, Pennsylvania

March 15, 2013

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

SUPPLEMENTAL INFORMATION

December 31, 2012 (Unaudited)

This chart provides information about the Officers and the sole Director who oversee the Fund.  The term of office of the sole Director listed below will continue indefinitely. Unless otherwise noted, the address of each Officer and Director is: c/o Advanced Equities Financial Corporation, 311 S. Wacker Dr., Suite 1650, Chicago, IL 60606

Officers
Name (Age) Position held with the Fund Principal Occupations During Past 5 Years Other Directorships	Number of Portfolios in Fund Complex Overseen by Director **
Byron Crowe* (48) President Managing Principal of AEI None	1
Saju Bahuleyan* (46) Chief Compliance Officer Chief Compliance Officer of AEI; Compliance Manager – PEAK6 Advisors, LLC; Chief Compliance Officer – LaSalle St. Securities, LLC Bahuleyan Charitable Foundation, Inc.	1
Interested Directors
Keith Daubenspeck* (50) Director Chairman – Advanced Equities Financial Corp. Alien Technologies, Inc.; MetricStream; Advanced Equities Financial Corp.	1

*  Messrs. Crowe and Bahuleyan are “interested persons” (as defined in the 1940 Act) of the Registrant because each is an officer of the Registrant.  Keith Daubenspeck is an “interested person” because he is a managing member of the Registrant.

** Registrant is the only portfolio in the Fund Complex.

Advanced Equities, Inc.  Privacy Policy

Important information about protecting your private non-public information and procedures when opening a new account at Advanced Equities, Inc.

We collect and maintain personal information about you so we can provide financial services to you. Federal law requires us to collect and maintain personal information about you to verify your identity, which helps the government fight the funding of terrorism and money laundering activities. The types and categories of information we collect and maintain include:

•Personal and financial information that you provide to us when we open your account, and from time to time in servicing your account, that we may need and may rely on to provide our services to you including your name, address, DOB, and other identifying information. We may also ask to see your driver’s license or other identifying documents.

•Information concerning your investment activity that we may generate, such as your account statements and the performances of your accounts.

•Information that we may collect from insurance companies, clearing brokers, custodians or other entities who provide services to you or your investments in connection with the services we may provide to you.

We do not share any non-public personal information about you except as follows:

•Among our affiliated companies who are each bound not to disclose this information to any third parties.

•With other parties as allowed or required by law, such as state and federal government regulators: SEC, FINRA and the state regulatory bodies.

•With unaffiliated entities in connection with a proposed or actual sale, merger, transfer or exchange of all or a portion of our business.

•If our representative servicing your account leaves us to join another firm, the  representative may be permitted to retain copies of your information and share it with his/her new firm in order to continue to service your account. If you do not want the representative to retain copies of your information should he or she leave, please contact our Compliance Department by writing to us at: 311 S. Wacker Drive, Suite 1650, Chicago, IL 60606, Attn: Compliance Department.-RIA

We do not share any non-public personal information about you with any third-party service providers and joint marketers except as follows:

•With our third-party service providers that may perform services on our behalf, such as accountants and attorneys.

•With third parties when necessary to process a transaction or service your account, such as insurance companies, mutual fund companies, clearing brokers or custodians.

Our outside service providers are also governed by law, restricting them from disclosing or reusing the information. We maintain physical, electronic and procedural safeguards designed to guard the privacy of your information. In addition, we may share your nonpublic personal information with non-affiliated parties through which your representative may provide other services to you, such as insurance or non-financial services. If you live in Connecticut, Georgia, Illinois, Maine, Maryland, Massachusetts, New York, North Carolina, or North Dakota, our registered representative may also share your non-public personal information, such as your name, address and investments, with the following non-affiliated third parties with your consent: Insurance companies with which your Representative serves as an agent; Other entities through which your Representative may provide unrelated services.

Any information provided to these entities will be subject to their respective privacy policies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 312-377-5290 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 312-377-5290.

Advanced Equities, Inc.

311 S. Wacker Dr., Suite 1650

Chicago, IL 60606

Item 2. Code of Ethics.  Registrant has adopted a code of ethics.  See attached Exhibit A.

Item 3. Audit Committee Financial Expert.   Registrant’s Board of Directors has determined that it does not have an “audit committee financial expert” serving on its audit committee.  While the Fund believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert” as such term is defined by the SEC.

Item 4. Principal Accountant Fees and Services.

a) Audit Fees

2012 - $ 25,000

2011 - $ 20,000

2010 - $ 25,000

These fees were paid by an affiliate of the Fund.

b) Audit-Related Fees

There were no fees billed in each of the last three fiscal years for Audit-Related Fees.

c) Tax Fees.

2012 - $ 5,000 (estimated)

2011 - $ 5,000 (estimated)

2010 - $ 4,108

For professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.  These fees were paid by an affiliate of the Fund.  An accountant other than the Fund’s principal accountant rendered tax advice, planning, and return preparation.

d) All Other Fees.

There were no fees billed in each of the last three fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs a) — c) of this Item 4.

e) (1) None.

e) (2) None.

f) Not Applicable.

g) See tax fees disclosed in paragraph c) of this Item 4.

h) Not applicable, as no non-audit services were provided to registrant’s investment adviser.

Item 5. Audit Committee of Listed Registrants.   Not applicable

Item 6. Schedule of Investments   Schedule of investments in securities is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.     Fund has filed Form N-PX with the SEC and this information is available on the Edgar website.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.      Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.    Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.   None.

Item 11. Controls And Procedures.

(a) Based upon an evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (and item 11 (a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (and item 11(b) of Form N-CSR) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advanced Equities Late Stage Opportunities Fund I, LLC.

By (Signature and Title)

/s/ Byron Crowe, President and Principal Financial Officer

----------------------------------

Date:

March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Saju Bahuleyan, Chief Compliance Officer

 -------------------------------------------

Date:

 March 18, 2013